Loans (Summary Of Major Classifications For Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,863,327	$ 2,652,066
Allowance for loan losses	(20,044)	(20,150)
Net Loans	2,843,283	2,631,916
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,383,133	1,294,576
Allowance for loan losses	(6,778)	(7,208)
Home equity - junior liens
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	147,036	145,604
Allowance for loan losses	(1,463)	(1,495)
Commercial And Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	165,887	140,548
Allowance for loan losses	(3,271)	(1,582)
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,127,827	1,028,831
Allowance for loan losses	(7,778)	(8,921)
Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	36,083	39,705
Allowance for loan losses	(97)	(85)
DDA Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,361	2,802
Allowance for loan losses	$ (657)	$ (859)